Note 11 - Warrants (Details Textual) - USD ($)	Sep. 30, 2015	Jun. 30, 2015	Jun. 15, 2015	Mar. 31, 2015	Dec. 31, 2014	Mar. 17, 2014	Mar. 07, 2014	Feb. 10, 2014	Dec. 31, 2013
Class J Warrants [Member]
Warrants and Rights Outstanding	$ 5,598	$ 11,678		$ 2,524	$ 3,839			$ 12,776
Class K Warrants [Member]
Warrants and Rights Outstanding	39,670	89,867	$ 36,989
Series A and B Warrants [Member] | Private Placement [Member]
Warrants and Rights Outstanding						$ 557,733
Series A and B Warrants [Member] | 18% Convertible Promissory Notes [Member]
Warrants and Rights Outstanding								$ 47,974
18% Convertible Promissory Notes [Member]
18% Convertible Promissory Notes							18.00%	18.00%
Warrants and Rights Outstanding	$ 267,600	$ 569,900		$ 103,600	$ 159,626
18% Convertible Promissory Notes					18.00%				18.00%